BUSINESS	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
BUSINESS

1. BUSINESS

Description of the Business

The Real Brokerage Inc. (“Real” or the “Company”) is a growing real estate technology company located in the United States and Canada. As a licensed real estate brokerage, the Company’s revenue is generated primarily by processing real estate transactions which entitle us to commissions. The Company pays a portion of its commission revenue to real estate agents who are affiliated with the Company. The Company is taking a first principles approach to redefining the role of a real estate brokerage in the lives of agents and within the broader housing ecosystem. The Company focuses on developing technology to enhance real estate agent performance, while aiming to build a scalable, efficient brokerage operation that allows for technologically supported brokerage oversight that is not dependent on a cost-heavy brick and mortar presence in the markets in which the Company operates. The Company’s goal is to establish itself as the destination brokerage for agents, by offering a combination of technology, support, and financial incentives. The Company’s vision is to transform home buying under the guidance of an agent through an integrated consumer technology product, while growing its ancillary services, including mortgage broker and title services. In addition, the Company plans to expand its suite of tools and products tailored for agents, including Company-branded financial products.

The consolidated operations of Real include the subsidiaries of Real, including those involved in the brokerage, title and mortgage broker operations.

Common Shares

On May 19, 2022, the Company announced that it renewed its normal course issuer bid (“NCIB”) to be transacted through the facilities of the NASDAQ Capital Market (“NASDAQ”) and other stock exchanges and/or alternative trading systems in the United States and/or Canada. Pursuant to the NCIB, Real was able to purchase up to 8.9 million common shares of the Company (“Common Shares”), representing approximately 5% of the total 178.3 million Common Shares issued and outstanding as of May 19, 2022. On May 24, 2023, the Company announced that it renewed its NCIB pursuant to which Real may purchase up to approximately 9.0 million Common Shares, representing approximately 5% of the total 180 million Common Shares issued and outstanding as of May 18, 2023. On May 14, 2024, the Company announced that it renewed its NCIB again pursuant to which Real may purchase up to approximately 9.47 million Common Shares, representing approximately 5% of the total 189 million Common Shares issued and outstanding as of May 1, 2024. Purchases are made at prevailing market prices and may be conducted during the twelve-month period ended May 28, 2025.

The NCIB is being conducted to acquire Common Shares for the purposes of satisfying restricted share unit (each, an “RSU”) obligations. The Company appointed CWB Trust Services (the “Trustee”) as the trustee for the purposes of arranging the acquisition of Common Shares and to hold the Common Shares in trust for the purposes of satisfying RSU payments as well as to manage other administrative matters. RBC Capital Markets was engaged to undertake purchases under the NCIB.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED